Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Cash flows from operating activities
Receipts from customers	$ 21,310	$ 24,276
Receipts from related party	5,652
Proceeds from Government subsidies		1,575
Rent concessions received		452
Payments to suppliers and employees	(32,407)	(26,041)
Other receipts	46
Other payments	(2)
Income taxes paid		(26)
Net cash inflow/(outflow) from operating activities	(5,401)	236
Cash flows from investing activities
Investment in term deposit along with interest received	(563)
Cash of discontinued operations	(12,460)
Payment for intangible asset		(54)
Payments for property, plant and equipment	(33)	(98)
Net cash outflow from investing activities	(13,056)	(152)
Cash flows from financing activities
Cash collected from sale of new share issuances and cash exercise of warrants and put options	244,059
Proceeds from borrowings - Convertible notes issued		12,093
Repayment of borrowings – Bank	(10,388)	(752)
Repayments of lease liabilities	(1,396)	(2,149)
Interest paid		(338)
Net cash inflow from financing activities	232,275	8,854
Net increase/(decrease) in cash and cash equivalents held	213,818	8,938
Cash and cash equivalents at beginning of the year	65,093	2,451
Effects of exchange rate changes on cash and cash equivalents	124	622
Cash and cash equivalents at end of the half year	$ 279,035	$ 12,011